Fair Value Measurements	12 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement
Fair Value Measurements
As of September 30, 2018 and 2017, the fair values of cash and cash equivalents, accounts receivable and accounts payable approximate carrying values due to the short maturity of these items.
The Company measures the fair value of pension plan assets and liabilities, deferred compensation and plan assets and liabilities on a recurring basis pursuant to ASC Topic 820. ASC Topic 820 establishes a three‑tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:
Level 1: Quoted prices for identical instruments in active markets.
Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model‑derived valuations whose inputs are observable or whose significant value driver is observable.
Level 3: Unobservable inputs in which little or no market data is available, therefore requiring an entity to develop its own assumptions.
The following table presents the Company’s financial assets and liabilities at fair value. The fair values related to the pension assets are determined using net asset value (“NAV”) as a practical expedient, or by information categorized in the fair value hierarchy level based on the inputs used to determine fair value. The reported carrying amounts of deferred compensation assets and liabilities and debt approximate their fair values. The Company uses interest rates and other relevant information generated by market transactions involving similar instruments to fair value these assets and liabilities, therefore all are classified as Level 2 within the valuation hierarchy. For the years ended September 30, 2018 and 2017, there were no transfers between Level 1 and 2 of the fair value hierarchy.

	Net Asset Value	Quoted Market Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of September 30, 2018
Assets:
Pension plan
Cash	$—	$15,821	$—	$—
Government Securities	3,161	—	—	—
Liability Driven Investment	2,598	—	—	—
Guernsey Unit Trust	965	—	—	—
Global Absolute Return	2,038	—	—	—
Deferred compensation plan assets
Trust Assets	—	648	—	—
Insurance	—	—	18,448	—
Liabilities:
Pension plan	—	—	(27,181)	—
Deferred compensation plan liabilities	—	—	(21,834)	—
Long‑term debt	—	—	(957,441)	—
Earn-outs related to acquisitions	—	—	—	(1,916)

As of September 30, 2017
Assets:
Pension plan
Cash	$—	$16,024	$—	$—
Government Securities	3,206	—	—	—
Liability Driven Investment	2,754	—	—	—
Guernsey Unit Trust	932	—	—	—
Global Absolute Return	2,139	—	—	—
Deferred compensation plan assets
Trust Assets	—	2,146	—	—
Insurance	—	—	17,396	—
Liabilities:
Pension plan	—	—	(34,803)	—
Deferred compensation plan liabilities	—	—	(21,159)	—
Long‑term debt	—	—	(912,471)	—
Earn-outs related to acquisitions	—	—	—	(5,995)

The pension plan assets and liabilities and deferred compensation assets and liabilities are included in other non-current assets and other non-current liabilities on the Consolidated Balance Sheets at September 30, 2018 and 2017.
The Company records contingent consideration arrangements at fair value on a recurring basis and the associated balances presented as of September 30, 2018 and 2017 are earn-outs related to acquisitions. See Note 3, “Acquisitions and Divestitures” for further discussion regarding the earn-outs recorded for specific acquisitions. The fair value of earn-outs related to acquisitions is based on significant unobservable inputs including the achievement of certain performance metrics. Significant changes in these inputs would result in corresponding increases or decreases in the fair value of the earn-out each period until the related contingency has been resolved. Changes in the fair value of the contingent consideration obligations can result from adjustments in the probability of achieving future development steps, sales targets and profitability and are recorded in General and administrative expenses in the Consolidated Statements of Operations.
A rollforward of the activity in the Company’s fair value of earn-outs related to acquisitions is as follows:

	Current Portion (1)	Long-term Portion (2)	Total
Balance at September 30, 2016	$(136)	$(514)	$(650)
Acquisitions	(4,076)	(1,416)	(5,492)
Payments	294	—	294
Reclassifications	(294)	294	—
Foreign currency	(92)	(55)	(147)
Balance at September 30, 2017	(4,304)	(1,691)	(5,995)
Acquisitions	(634)	(934)	(1,568)
Payments	8,111	—	8,111
Reclassifications	(1,479)	1,479	—
Fair value increase	(2,619)	—	(2,619)
Foreign currency	155	—	155
Balance at September 30, 2018	$(770)	$(1,146)	$(1,916)

(1)	Included in Accrued expenses and other liabilities on the Consolidated Balance Sheets.

(2)	Included in Other non‑current liabilities on the Consolidated Balance Sheets.